UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported):  February 11, 2019

American Credit Acceptance, LLC1
(Exact name of securitizer as specified in its charter)

025-00273 (Commission File Number of securitizer)	0001541777 (Central Index Key Number of securitizer)

Timothy MacPhail, (864) 256-2150
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:_______________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_______________
Central Index Key Number of underwriter (if applicable):_______________

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

1 This Form ABS-15G covers all asset-backed securities for which the following affiliate was also a securitizer: American Credit Acceptance Receivables LLC CIK#: 0001653529.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), the securitizer has indicated by check mark that there is no activity to report for the annual period January 1, 2018 to December 31, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN CREDIT ACCEPTANCE, LLC (Securitizer)

By:	/s/ Timothy MacPhail
Name: Timothy MacPhail
Title: Chief Financial Officer (senior officer in charge of securitization)

Date:  February 11, 2019